S000005553 [Member] Expense Example, No Redemption - Nuveen Small/Mid Cap Growth Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 684
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	1,957
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	1,178
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	480
Expense Example, No Redemption, 10 Years	$ 1,084